Nature of the Organization and Business - Additional Information (Detail)	Mar. 20, 2024 USD ($)	Aug. 09, 2023 USD ($) $ / shares shares	Jul. 14, 2023 $ / shares	Jul. 11, 2023 USD ($) shares	Jul. 09, 2023 USD ($) $ / shares $ / USN shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Jul. 15, 2023 shares	Dec. 31, 2022 $ / shares shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par or stated value per share | $ / shares						$ 0.0001	$ 0.0001		$ 0.001
Exercise price of warrant | $ / shares						$ 10.16	$ 10.2
Common stock, shares, issued						19,361,068	23,090,585		896,580
Common stock, shares, outstanding						19,361,068	23,090,585	19,236,305	896,580
Temporary equity, redemption price per share | $ / shares					$ 10.28
Temporary equity, aggregate redemption price | $					$ 29,374,372
Asset, held-in-trust | $				$ 29,376,282
Termination fee payable per share | $ / shares					$ 0.5
Forward Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Derivative reset price | $ / shares					$ 11.5
Derivative, floor price | $ / USN					11.5
Axobio Membership Interest Purchase Agreement [Member] | Axolotl Biologix Disposition [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Transactions contemplated date of closed	Mar. 26, 2024
Public Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercise price of warrant | $ / shares						$ 11.5	$ 11.5
Sponsor [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issued during the period				455,000
Meteora [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from temporary equity acquisitions equivalent to amount remitted under otc equity prepaid forward transaction | $					$ 17,535,632
Subsequent Event [Member] | Axolotl Biologix Disposition [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cancellation of notes payable aggregate principal amount | $	$ 8,000,000
Subsequent Event [Member] | Axobio Membership Interest Purchase Agreement [Member] | Axolotl Biologix Disposition [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Transactions contemplated date of closed	Mar. 26, 2024
Derivative Equity Security [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exchange ratio			0.06684
Derivative Equity Security [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exchange ratio			0.1007
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par or stated value per share | $ / shares			$ 0.0001
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period, shares, new issues					12,586,223
Common Class A [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period, shares, new issues					1,705,959
Common stock, shares, issued				15,444,103
Common stock, shares, outstanding				15,444,103
Common Class A [Member] | Meteora [Member] | Forward Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period, shares, new issues					1,705,959
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par or stated value per share | $ / shares			$ 0.0001
Common Class B [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares, issued				3,861,026
Common stock, shares, outstanding				3,861,026
Common Stock [Member] | Forward Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity, shares outstanding					100,000
Common Stock [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, contingent consideration, liability | $		$ 66,000,000
Legacy Carmell Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exchange ratio			0.06154
Cash Earnout [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, contingent consideration, liability | $		9,000,000
AxoBio [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cancellation of notes payable aggregate principal amount | $	$ 8,000,000
AxoBio [Member] | AxoBio Merger Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payments to acquire businesses, gross | $		$ 8,000,000
Common stock, par or stated value per share | $ / shares		$ 0.001
Closing date of merger agreement		Jul. 26, 2023
AxoBio [Member] | Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period, shares, new issues		3,845,337
AxoBio [Member] | Common Stock [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, contingent consideration, liability | $		$ 66,000,000
AxoBio [Member] | Preferred Stock [Member] | Series A Convertible Voting Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period, shares, new issues		4,243
AxoBio [Member] | Cash Earnout [Member] | AxoBio Merger Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, contingent consideration, liability | $		$ 9,000,000
AxoBio [Member] | Cash Earnout [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, contingent consideration, liability | $		9,000,000
AxoBio [Member] | Performance Based Shares Earnout [Member] | AxoBio Merger Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, contingent consideration, liability | $		$ 66,000,000